                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21591
                                    --------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:           816-531-5575
                                                    ----------------------------

Date of fiscal year end:     07-31
                          ------------------------------------------------------

Date of reporting period:    10-31-2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2015 PORTFOLIO
OCTOBER 31, 2004
[american century investments logo and text logo]

MY RETIREMENT 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS - 99.9%

DOMESTIC EQUITY FUNDS - 45.1%
            16,083  Income & Growth Fund
                    Institutional Class                               $  454,184
            68,943  Large Company Value Fund
                    Institutional Class                                  416,416
             8,561  Real Estate Fund
                    Institutional Class                                  211,885
             9,077  Small Company Fund
                    Institutional Class                                   83,871
            12,216  Ultra Fund Institutional Class                       335,207
            26,466  Value Fund Institutional Class                       208,023
            12,657  Vista Fund Institutional Class                       168,591
                                                                 ---------------
                                                                       1,878,177
                                                                 ---------------
FIXED INCOME FUNDS - 41.8%
           118,065  Diversified Bond Fund
                    Institutional Class                                1,224,333
            23,306  High-Yield Fund
                    Institutional Class                                  153,820
            13,620  Inflation-Adjusted Bond Fund
                    Institutional Class                                  153,634
            14,960  International Bond Fund
                    Institutional Class                                  212,881
                                                                 ---------------
                                                                       1,744,668
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 8.1%
            14,212  Emerging Markets Fund
                    Institutional Class                                   83,993
            30,618  International Growth Fund
                    Institutional Class                                  253,823
                                                                 ---------------
                                                                         337,816
                                                                 ---------------
MONEY MARKET FUNDS - 4.9%
           206,192  Premium Money Market Fund
                    Investor Class                                       206,192
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                     4,166,853
(Cost $4,120,655)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                    4,166,853
                                                                 ---------------
(Cost $4,120,655)

OTHER ASSETS AND LIABILITIES - 0.1%                                        3,320
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                             $4,170,173
                                                                 ===============

MY RETIREMENT 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $4,120,655
                                                                 ===============
Gross tax appreciation of investments                                    $46,198
Gross tax depreciation of investments                                         --
                                                                 ---------------
Net tax appreciation of investments                                      $46,198
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2025 PORTFOLIO
OCTOBER 31, 2004
[american century investments logo and text logo]

MY RETIREMENT 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS - 99.9%

DOMESTIC EQUITY FUNDS - 55.1%
            26,746  Equity Growth Fund
                    Institutional Class                               $  543,479
            89,847  Large Company Value Fund
                    Institutional Class                                  542,676
             9,364  Real Estate Fund
                    Institutional Class                                  231,759
            19,898  Small Company Fund
                    Institutional Class                                  183,858
            19,959  Ultra Fund Institutional Class                       547,674
            28,683  Value Fund Institutional Class                       225,448
            17,340  Vista Fund Institutional Class                       230,969
                                                                 ---------------
                                                                       2,505,863
                                                                 ---------------
FIXED INCOME FUNDS - 27.7%
            97,213  Diversified Bond Fund
                    Institutional Class                                1,008,099
            19,198  High-Yield Fund
                    Institutional Class                                  126,707
            11,223  Inflation-Adjusted Bond Fund
                    Institutional Class                                  126,595
                                                                 ---------------
                                                                       1,261,401
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 12.2%
            23,449  Emerging Markets Fund
                    Institutional Class                                  138,584
            50,331  International Growth Fund
                    Institutional Class                                  417,244
                                                                 ---------------
                                                                         555,828
                                                                 ---------------
MONEY MARKET FUNDS - 4.9%
           224,331  Premium Money Market Fund
                    Investor Class                                       224,331
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                     4,547,423
(Cost $4,483,910)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                    4,547,423
                                                                 ---------------
(Cost $4,483,910)

OTHER ASSETS AND LIABILITIES - 0.1%                                        3,205
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                             $4,550,628
                                                                 ===============

MY RETIREMENT 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $4,483,910
                                                                 ===============
Gross tax appreciation of investments                                    $63,513
Gross tax depreciation of investments                                         --
                                                                 ---------------
Net tax appreciation of investments                                      $63,513
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2035 PORTFOLIO
OCTOBER 31, 2004
[american century investments logo and text logo]

MY RETIREMENT 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS - 99.8%

DOMESTIC EQUITY FUNDS - 64.9%
            13,671  Equity Growth Fund
                    Institutional Class                               $  277,795
            46,121  Large Company Value Fund
                    Institutional Class                                  278,571
             4,059  Real Estate Fund
                    Institutional Class                                  100,460
             8,648  Small Company Fund
                    Institutional Class                                   79,908
            10,187  Ultra Fund Institutional Class                       279,531
            17,733  Value Fund Institutional Class                       139,381
            10,550  Vista Fund Institutional Class                       140,526
                                                                 ---------------
                                                                       1,296,172
                                                                 ---------------
FIXED INCOME FUNDS - 17.8%
            27,304  Diversified Bond Fund
                    Institutional Class                                  283,142
             5,376  High-Yield Fund
                    Institutional Class                                   35,482
             3,130  Inflation-Adjusted Bond Fund
                    Institutional Class                                   35,306
                                                                 ---------------
                                                                         353,930
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 15.1%
            16,851  Emerging Markets Fund
                    Institutional Class                                   99,589
            24,205  International Growth Fund
                    Institutional Class                                  200,660
                                                                 ---------------
                                                                         300,249
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
            39,238  Premium Money Market Fund
                    Investor Class                                        39,238
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                     1,989,589
(Cost $1,959,980)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                    1,989,589
                                                                 ---------------
(Cost $1,959,980)

OTHER ASSETS AND LIABILITIES - 0.2%                                        3,345
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                             $1,992,934
                                                                 ===============

MY RETIREMENT 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $1,959,980
                                                                 ===============
Gross tax appreciation of investments                                    $29,609
Gross tax depreciation of investments                                         --
                                                                 ---------------
Net tax appreciation of investments                                      $29,609
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2045 PORTFOLIO
OCTOBER 31, 2004
[american century investments logo and text logo]

MY RETIREMENT 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS - 100.0%

DOMESTIC EQUITY FUNDS - 69.9%
             2,889  Equity Growth Fund
                    Institutional Class                                 $ 58,704
             9,762  Large Company Value Fund
                    Institutional Class                                   58,963
               801  Real Estate Fund
                    Institutional Class                                   19,825
             2,137  Small Company Fund
                    Institutional Class                                   19,746
             2,146  Ultra Fund Institutional Class                        58,886
             3,725  Value Fund Institutional Class                        29,279
             2,226  Vista Fund Institutional Class                        29,650
                                                                 ---------------
                                                                         275,053
                                                                 ---------------
FIXED INCOME FUNDS - 12.8%
             3,883  Diversified Bond Fund
                    Institutional Class                                   40,267
               757  High Yield Fund
                    Institutional Class                                    4,996
               433  Adjusted Bond Fund
                    Institutional Class                                    4,884
                                                                 ---------------
                                                                          50,147
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 15.3%
             4,068  Emerging Markets Fund
                    Institutional Class                                   24,042
             4,341  International Growth Fund
                    Institutional Class                                   35,987
                                                                 ---------------
                                                                          60,029
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
             7,768  Premium Money Market Fund
                    Investor Class                                         7,768
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                       392,997
(Cost $385,016)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                     392,997
                                                                 ---------------
(Cost $385,016)

OTHER ASSETS AND LIABILITIES(1)                                              173
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                               $393,170
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Category is less than 0.05% of total net assets.

MY RETIREMENT 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $385,682
                                                                 ===============
Gross tax appreciation of investments                                     $7,314
Gross tax depreciation of investments                                         --
                                                                 ---------------
Net tax appreciation of investments                                       $7,314
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT INCOME PORTFOLIO
OCTOBER 31, 2004
[american century investments logo and text logo]

MY RETIREMENT INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS - 99.9%

DOMESTIC EQUITY FUNDS - 35.0%
             8,134  Income & Growth Fund
                    Institutional Class                               $  229,704
            32,610  Large Company Value Fund
                    Institutional Class                                  196,964
             4,798  Real Estate Fund
                    Institutional Class                                  118,751
             3,797  Small Company Fund
                    Institutional Class                                   35,084
             4,241  Ultra Fund Institutional Class                       116,373
             8,808  Value Fund Institutional Class                        69,231
             3,524  Vista Fund Institutional Class                        46,940
                                                                 ---------------
                                                                         813,047
                                                                 ---------------
FIXED INCOME FUNDS - 55.0%
            80,150  Diversified Bond Fund
                    Institutional Class                                  831,155
            15,823  High-Yield Fund
                    Institutional Class                                  104,432
             9,250  Inflation-Adjusted Bond Fund
                    Institutional Class                                  104,340
            16,714  International Bond Fund
                    Institutional Class                                  237,840
                                                                 ---------------
                                                                       1,277,767
                                                                 ---------------
MONEY MARKET FUNDS - 9.9%
           230,212  Premium Money Market Fund
                    Investor Class                                       230,212
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                     2,321,026
(Cost $2,299,139)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                    2,321,026
                                                                 ---------------
(Cost $2,299,139)

OTHER ASSETS AND LIABILITIES - 0.1%                                        2,600
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                             $2,323,626
                                                                 ===============

MY RETIREMENT INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $ 2,299,162
                                                                 ===============
Gross tax appreciation of investments                                    $21,864
Gross tax depreciation of investments                                         --
                                                                 ---------------
Net tax appreciation of investments                                      $21,864
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
OCTOBER 31, 2004
[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS - 99.9%
DOMESTIC EQUITY FUNDS - 24.9%
      3,510  Equity Growth Fund
             Investor Class                                        $      71,288
      1,953  Growth Fund Investor Class                                   35,994
     21,418  Large Company Value Fund
             Investor Class                                              129,365
     10,983  Value Fund Investor Class                                    86,326
      2,745  Vista Fund Investor Class                                    36,069
                                                                 ---------------
                                                                         359,042
                                                                 ---------------
FIXED INCOME FUNDS - 50.2%
     55,536  Diversified Bond Fund
             Investor Class                                              575,909
     10,436  International Bond Fund
             Investor Class                                              148,400
                                                                 ---------------
                                                                         724,309
                                                                 ---------------
MONEY MARKET FUNDS - 24.8%
    358,592  Prime Money Market Fund
             Investor Class                                              358,592
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                     1,441,943
(Cost $1,433,331)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                    1,441,943
                                                                 ---------------
(COST $1,433,331)

OTHER ASSETS AND LIABILITIES - 0.1%                                        1,217
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $   1,443,160
                                                                 ===============

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of October 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  1,433,575
                                                      ===============
Gross tax appreciation of investments                   $      8,592
Gross tax depreciation of investments                           (224)
                                                      ---------------
Net tax appreciation (depreciation) of investments      $      8,368
                                                      ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS
The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO: CONSERVATIVE
OCTOBER 31, 2004
[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS - 100.0%
DOMESTIC EQUITY FUNDS - 37.1%
     16,237  Equity Growth Fund
             Investor Class                                       $      329,773
      9,524  Growth Fund Investor Class                                  175,527
     66,993  Large Company Value Fund
             Investor Class                                              404,639
     35,199  Value Fund Investor Class                                   276,664
     13,349  Vista Fund Investor Class                                   175,406
                                                                 ---------------
                                                                       1,362,009
                                                                 ---------------
FIXED INCOME FUNDS - 44.9%
    133,619  Diversified Bond Fund
             Investor Class                                            1,385,629
     18,311  International Bond Fund
             Investor Class                                              260,382
                                                                 ---------------
                                                                       1,646,011
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 8.1%
     35,759  International Growth Fund
             Investor Class                                              295,727
                                                                 ---------------
MONEY MARKET FUNDS - 9.9%
    363,966  Prime Money Market Fund
             Investor Class                                              363,966
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                     3,667,713
(Cost $3,638,693)                                                ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                   3,667,713
                                                                 ---------------
(COST $3,638,693)

OTHER ASSETS AND LIABILITIES(1)                                            1,723
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $    3,669,436
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Category is less than 0.05% of total net assets.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of October 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                        $ 3,638,693
                                                    ===============
Gross tax appreciation of investments                  $    29,020
Gross tax depreciation of investments                            -
                                                    ---------------
Net tax appreciation of investments                    $    29,020
                                                    ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

2. UNDERLYING FUNDS
The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO: MODERATE
OCTOBER 31, 2004
[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS - 100.0%
DOMESTIC EQUITY FUNDS - 48.1%
     36,566  Equity Growth Fund
             Investor Class                                        $     742,655
     20,339  Growth Fund Investor Class                                  374,848
     73,304  Large Company Value Fund
             Investor Class                                              442,756
     38,630  Value Fund Investor Class                                   303,632
     28,513  Vista Fund Investor Class                                   374,661
                                                                 ---------------
                                                                       2,238,552
                                                                 ---------------
FIXED INCOME FUNDS - 30.9%
    111,671  Diversified Bond Fund
             Investor Class                                            1,158,029
     21,124  High-Yield Bond Fund
             Investor Class                                              139,418
      9,992  International Bond Fund
             Investor Class                                              142,086
                                                                 ---------------
                                                                       1,439,533
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 15.0%
     39,603  Emerging Markets Fund
             Investor Class                                              231,678
     56,708  International Growth Fund
             Investor Class                                              468,975
                                                                 ---------------
                                                                         700,653
                                                                 ---------------
MONEY MARKET FUNDS - 6.0%
    277,213  Prime Money Market Fund
             Investor Class                                              277,213
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                     4,655,951
(Cost $4,619,144)                                                ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                   4,655,951
                                                                 ---------------
(COST $4,619,144)

OTHER ASSETS AND LIABILITIES(1)                                            2,015
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $   4,657,966
                                                                 ===============
NOTES TO SCHEDULE OF INVESTMENTS
(1) Category is less than 0.05% of total net assets.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of October 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                     $  4,619,144
                                                  ===============
Gross tax appreciation of investments               $     36,807
Gross tax depreciation of investments                          -
                                                  ---------------
Net tax appreciation of investments                 $     36,807
                                                  ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

2. UNDERLYING FUNDS
The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO: AGGRESSIVE
OCTOBER 31, 2004
[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS - 100.0%
DOMESTIC EQUITY FUNDS - 58.2%
     22,481  Equity Growth Fund
             Investor Class                                       $      456,589
     25,016  Growth Fund Investor Class                                  461,046
     44,499  Large Company Value Fund
             Investor Class                                              268,774
     24,255  Value Fund Investor Class                                   190,644
     35,084  Vista Fund Investor Class                                   461,004
                                                                 ---------------
                                                                       1,838,057
                                                                 ---------------
FIXED INCOME FUNDS - 19.8%
     45,222  Diversified Bond Fund
             Investor Class                                              468,952
     23,782  High-Yield Bond Fund
             Investor Class                                              156,961
                                                                 ---------------
                                                                         625,913
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 20.0%
     37,506  Emerging Markets Fund
             Investor Class                                              219,410
     49,812  International Growth Fund
             Investor Class                                              411,945
                                                                 ---------------
                                                                         631,355
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
     62,389  Prime Money Market Fund
             Investor Class                                               62,389
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                     3,157,714
(Cost $3,118,903)                                                ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                   3,157,714
                                                                 ---------------
(COST $3,118,903)

OTHER ASSETS AND LIABILITIES(1)                                            1,069
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $    3,158,783
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Category is less than 0.05% of total net assets.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of October 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                          $ 3,118,903
                                                      ===============
Gross tax appreciation of investments                    $    38,811
Gross tax depreciation of investments                              -
                                                      ---------------
Net tax appreciation of investments                      $    38,811
                                                      ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

2. UNDERLYING FUNDS
The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
OCTOBER 31, 2004
[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS - 100.0%
DOMESTIC EQUITY FUNDS - 70.9%
     13,391  Equity Growth Fund
             Investor Class                                       $      271,971
     14,954  Growth Fund Investor Class                                  275,603
     26,751  Large Company Value Fund
             Investor Class                                              161,576
     14,193  Value Fund Investor Class                                   111,557
     20,952  Vista Fund Investor Class                                   275,309
                                                                 ---------------
                                                                       1,096,016
                                                                 ---------------
FIXED INCOME FUNDS - 3.0%
      4,454  Diversified Bond Fund
             Investor Class                                               46,188
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 24.1%
     20,903  Emerging Markets Fund
             Investor Class                                              122,283
     30,131  International Growth Fund
             Investor Class                                              249,183
                                                                 ---------------
                                                                         371,466
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
     30,717  Prime Money Market Fund
             Investor Class                                               30,717
                                                                 ---------------
TOTAL MUTUAL FUNDS                                                     1,544,387
(Cost $1,535,298)                                                ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                   1,544,387
                                                                 ---------------
(COST $1,535,298)

OTHER ASSETS AND LIABILITIES(1)                                              145
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $    1,544,532
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Category is less than 0.05% of total net assets.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of October 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                           $ 1,535,450
                                                       ===============
Gross tax appreciation of investments                     $    10,050
Gross tax depreciation of investments                          (1,113)
                                                       ---------------
Net tax appreciation (depreciation) of investments        $     8,937
                                                       ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS
The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   American Century Asset Allocation Portfolios, Inc.
             ----------------------------------------------------

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  December 23, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President
               (principal executive officer)

Date:  December 23, 2004

By:     /s/ Maryanne L. Roepke
        ------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   December 23, 2004